CAPITAL MANAGEMENT AND FINANCIAL RISK - Commodity Price Risk (Details) - Commodity price risk - Physical Uranium	12 Months Ended
Dec. 31, 2025 CAD ($)
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Percentage of reasonably possible increase in risk assumption	10.00%
Increase (decrease) in financial asset due to reasonably possible increase in risk assumption	$ 19,028,000
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in financial asset due to reasonably possible decrease in risk assumption	$ 19,028,000